Balance Sheet Components- Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
Transaction costs	$ 15,562,855		$ 15,562,855
Sarcos Corp and Subsidiaries
Schedule Of Balance Sheet Components [Line Items]
Valuation reserves, net			176,000	$ 53,000
Depreciation and amortization	219,000	$ 222,000	$ 458,000	$ 297,000
Transaction costs	2,799,000
Legal Fees	1,470,000
Professional Fees	1,329,000
Sarcos Corp and Subsidiaries | Construction In Progress [Member]
Schedule Of Balance Sheet Components [Line Items]
Tenant Improvements	$ 1,922,000